Intangible Assets Other Than Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
Schedule of intangible assets

December 31, 2015	Acquisition Cost	Accumulated Amortization	Net Book Value December 31, 2015
Trade name	$ 10,420	$ (8,336)	$ 2,084
Port terminal operating rights	53,152	(9,456)	43,696
Customer relationships	36,120	(14,826)	21,294

Total intangible assets	$ 99,692	$ (32,618)	$ 67,074

December 31, 2014	Acquisition Cost	Additions	Accumulated Amortization	Net Book Value December 31, 2014
Trade name	$ 10,420	$ —	$ (7,294)	$ 3,126
Port terminal operating rights	36,152	17,000	(8,450)	44,702
Customer relationships	36,120	—	(13,051)	23,069

Total intangible assets	$ 82,692	$ 17,000	$ (28,795)	$ 70,897

Schedule of aggregate amortization of intangible assets

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Trade name	$ 1,042	$ 1,042	$ —	$ —	$ —	$ —	$ 2,084
Port terminal operating rights	1,006	1,483	1,483	1,483	1,483	36,758	43,696
Customer relationships	1,775	1,775	1,775	1,775	1,775	12,419	21,294

Total	$ 3,823	$ 4,300	$ 3,258	$ 3,258	$ 3,258	$ 49,177	$ 67,074